QUARTERLY DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income	$ 12,039	$ 11,728	$ 11,683	$ 12,071	$ 12,184	$ 9,151	$ 8,302	$ 8,555	$ 47,521	$ 38,192	$ 35,824
Interest expense	2,038	2,041	2,080	2,084	2,097	2,064	2,083	2,210	8,243	8,454	9,633
Net interest and dividend income	10,001	9,687	9,603	9,987	10,087	7,087	6,219	6,345	39,278	29,738	26,191
Provision for loan losses	344	350	415	430	686	443	55	135	1,539	1,319	2,896
Net interest and dividend income after provision for loan losses	9,657	9,337	9,188	9,557	9,401	6,644	6,164	6,210	37,739	28,419	23,295
Noninterest income	2,486	2,446	2,462	2,772	2,560	1,233	2,072	2,440	10,166	8,305	8,717
Noninterest expenses	10,211	10,004	10,337	10,954	10,513	10,374	8,209	8,581	41,506	37,677	30,653
Income (loss) before income tax provision (benefit)	1,932	1,779	1,313	1,375	1,448	(2,497)	27	69	6,399	(953)	1,359
Income Tax Expense (Benefit)	541	579	399	469	424	(755)	87	146	1,988	(98)	241
Net income (loss)	$ 1,391	$ 1,200	$ 914	$ 906	$ 1,024	$ (1,742)	$ (60)	$ (77)	$ 4,411	$ (855)	$ 1,118
Earnings (loss) per common share:
Basic	$ 0.11	$ 0.10	$ 0.07	$ 0.07	$ 0.08	$ (0.17)	$ (0.01)	$ (0.01)	$ 0.36	$ (0.08)	$ 0.11
Diluted	$ 0.11	$ 0.10	$ 0.07	$ 0.07	$ 0.08	$ (0.17)	$ (0.01)	$ (0.01)	$ 0.36	$ (0.08)	$ 0.11